Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,036,500
Previously Paid Amount	0.00
Total Fee Amount	833.64
Total Offset Amount	0.00
Net Fee	833.64
Narrative - Max Aggregate Offering Price	$ 6,036,500
Final Prospectus	true